Share-Based Compensation and Employee Benefit Plan (Tables)	12 Months Ended
Aug. 25, 2017
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Assumptions Used to Value Stock Options

The following assumptions were used to value the Company’s stock options:

	Fiscal Year Ended
	August 25,	August 26,	August 28,
	2017	2016	2015
Stock options:
Expected term (years)	6.25	6.25	6.25
Expected volatility	45.88% - 55.75%	49.46% - 54.38%	49.51% - 53.28%
Risk-free interest rate	1.89% - 2.03%	1.36% - 1.82%	1.49% - 1.72%
Expected dividends	—	—	—

2017 Share Incentive Plan (SGH Plan)
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Summary of Options Activity

A summary of option activity for the SGH Plan is presented below (dollars and shares in thousands, except per share data):

		Weighted	average
		average	remaining
		per share	contractual	Aggregate
		exercise	term	intrinsic
SGH Plan:	Shares	price	(years)	value
Options outstanding at August 29, 2014	657	$10.74	5.01	$12,396
Options granted (1)	1,825	23.64
Options exercised	(5)	2.64
Options forfeited and cancelled	(48)	20.82
Options outstanding at August 28, 2015	2,429	$19.62	5.37	$3,548
Options granted (2)	925	11.46
Options exercised	(43)	3.06
Options forfeited and cancelled (3)	(1,783)	23.34
Options outstanding at August 26, 2016	1,528	$10.80	7.36	$2,373
Options granted	506	15.13
Options exercised	(152)	2.68
Options forfeited and cancelled	(94)	11.64
Options outstanding at August 25, 2017	1,788	$12.66	7.61	$11,174
Options exercisable at August 25, 2017	919	$11.42	6.16	$7,164
Options vested and expected to vest at August 25, 2017	1,707	$12.56	7.52	$10,885

(1)	Includes 1,216 shares granted in connection with the Option Exchange.
(2)	Includes 811 shares granted in connection with the Tender Offer.
(3)	Includes 1,653 shares cancelled in connection with the Tender Offer.

Summary of Changes in RSAs and RSUs Outstanding

A summary of the changes in RSAs and RSUs outstanding is presented below (dollars and shares in thousands, except per share data):

		Weighted
		average
		grant date	Aggregate
		fair value	intrinsic
SGH Plan:	Shares	per share	value
Awards outstanding at August 29, 2014	—	$—	$—
Awards granted	6	26.97
Awards outstanding at August 28, 2015	6	$26.97	$63
Awards vested and paid out	(2)	26.97
Awards outstanding at August 26, 2016	4	$26.97	$40
Awards granted	491	7.75
Awards vested and paid out	(117)	7.99
Awards outstanding at August 25, 2017	378	$7.91	$6,956

2011 Share Incentive Plan (Memory Plan)
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Summary of Options Activity

A summary of option activity for the Memory Plan is presented below (dollars and shares in thousands except per share data):

			Weighted
		Weighted	average
		average	remaining
		per share	contractual	Aggregate
		exercise	term	intrinsic
Memory Plan:	Shares	price	(years)	value
Options outstanding at August 29, 2014	5,644	$4.84	5.34	$5,048
Options forfeited and cancelled	(73)	4.27
Options cancelled in exchange for SGH options	(5,571)	4.84
Options outstanding at August 25, 2017, August 26, 2016 and August 28, 2015	—	$—	5	$—
Options exercisable at August 25, 2017, August 26, 2016 and August 28, 2015	—	$—	—	$—
Options vested and expected to vest at August 25, 2017, August 26, 2016 and August 28, 2015	—	$—	—	$—